REVENUES - Schedule of Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-Current Assets	$ 21,079	$ 18,823
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	7,080	5,916
Brazil
Disclosure of geographical areas [line items]
Non-Current Assets	3,170	2,950
Switzerland
Disclosure of geographical areas [line items]
Non-Current Assets	2,144	1,897
France
Disclosure of geographical areas [line items]
Non-Current Assets	1,962	1,881
Singapore
Disclosure of geographical areas [line items]
Non-Current Assets	2,124	2,092
China
Disclosure of geographical areas [line items]
Non-Current Assets	1,339	1,041
Denmark
Disclosure of geographical areas [line items]
Non-Current Assets	1,177	1,097
United States
Disclosure of geographical areas [line items]
Non-Current Assets	337	295
Other Asia
Disclosure of geographical areas [line items]
Non-Current Assets	872	814
Other Europe
Disclosure of geographical areas [line items]
Non-Current Assets	19	17
Other
Disclosure of geographical areas [line items]
Non-Current Assets	$ 855	$ 823